FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Credit Risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Marketing receivables with companies considered investment grade (as a percent)	80.00%
Allowance for doubtful accounts	$ 3,867	$ 3,452